INCOME PER SHARE - Computation of Basic And Diluted Net Income Per Share Attributable (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income attributable to the Company - basic (in dollars)	$ 63,746	$ 72,036
Net income attributable to the Company - diluted (in dollars)	$ 63,838	$ 72,324
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	60,504,151	60,450,930
Effect of dilutive securities
Convertible Bond	130,882	796,200
Restricted shares	13,647	24,734
Weighted average ordinary shares outstanding used in computing diluted income per share	60,648,680	61,271,864
Income per share - basic (in dollars per share)	$ 1.05	$ 1.19
Income per share - diluted (in dollars per share)	$ 1.05	$ 1.18